Share-based Compensation - Summary of Share Based Compensation Stock Options Activity Outstanding (Detail) - Share-based Payment Arrangement, Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Schedule Of Share Based Compensation Stock Options Activity Outstanding [Line Items]
Options number, Outstanding | shares	198,639,094
Options number, Exercisable | shares	159,659,897
Options number, Expected to vest | shares	38,979,197
Weighted average exercise price, Outstanding | $ / shares	$ 0.0024
Weighted average exercise price, Exercisable | $ / shares	0.0024
Weighted average exercise price, Expected to vest | $ / shares	$ 0.0024
Weighted average remaining contractual life, Outstanding	7 years 8 months 12 days
Weighted average remaining contractual life, Exercisable	7 years 6 months 3 days
Weighted average remaining contractual life, Expected to vest	8 years 5 months 23 days
Aggregate intrinsic value, Outstanding | $	$ 5,105
Aggregate intrinsic value, Exercisable | $	4,103
Aggregate intrinsic value, Expected to vest | $	$ 1,002